Client Concentration (Details) - Consolidated net revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer A
Client Concentration
Concentration percentage	14.00%	15.00%
Customer B
Client Concentration
Concentration percentage	10.00%	10.00%
Customer C
Client Concentration
Concentration percentage	3.00%	10.00%